Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 163,013,784.78
Previously Paid Amount	0.00
Total Fee Amount	22,512.20
Total Offset Amount	0.00
Net Fee	$ 22,512.20
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A